CONVERTIBLE DEBT (Details)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2022 USD ($) EquityInstruments	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 17, 2022 $ / shares	Jun. 16, 2022 $ / shares	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Derivative liability	$ 2,741,058				$ 5,379,878			$ 0
Fair value of Common Shares per share | $ / shares			$ 0.08	$ 0.08
Derivative liability
Debt Instrument [Line Items]
Derivative liability at issuance				$ 3,432,558	$ 3,432,558
Gain from change in fair value of derivative liability			$ 892,753	$ 2,643,123
volatility
Debt Instrument [Line Items]
Derivative liability, measurement input	87				95.95
volatility | Derivative liability
Debt Instrument [Line Items]
Derivative liability, measurement input					101.43
Risk Free Interest rate
Debt Instrument [Line Items]
Derivative liability, measurement input	2.94				1.15
Risk Free Interest rate | Derivative liability
Debt Instrument [Line Items]
Derivative liability, measurement input					0.15
Debt yield
Debt Instrument [Line Items]
Derivative liability, measurement input	27.2				15.96
Debt yield | Derivative liability
Debt Instrument [Line Items]
Derivative liability, measurement input					15.96
Debentures
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 3,567,442
Issuance costs		$ 3,567,442
Conversion price | $ / shares		$ 6.00				$ 6.00	$ 6.00
Debentures converted amount	$ 7,000,000.0
Number of Series 1 convertible preferred shares to be issued on conversion of debentures | EquityInstruments	70,000,000
Cash payments to settle accrued interest	$ 17,069
Private Placement
Debt Instrument [Line Items]
Issuance costs		$ 48,220
Private Placement | Debentures
Debt Instrument [Line Items]
Proceeds from issuance of debt		7,000,000.0
Issuance costs		$ 24,575